Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.76%
Guam: 0.39%
Airport revenue: 0.39%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$ 605,000	$ 712,690
Minnesota: 98.16%
Airport revenue: 2.73%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	800,000	891,330
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,184,656
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	287,752
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	775,000	866,844
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,399,588
Minneapolis & St. Paul MN Metropolitan Refunding Senior Series A	5.00	1-1-2031	250,000	301,965
				4,932,135
Education revenue: 24.61%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	796,420
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	636,932
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	533,333
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	1,018,039
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	549,460
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	134,318
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	107,202
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	106,701
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	441,592
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	527,224
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	393,981
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	682,572
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	640,383
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series A	4.00	7-1-2022	480,000	491,321
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	741,372
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	190,000	197,315
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,360,903
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota HEFAR College of St. Scholastica Series 2019	4.00%	12-1-2040	$1,000,000	$ 1,089,072
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	417,222
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,115,179
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	444,012
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	665,344
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,346,529
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	585,776
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	919,906
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	817,335
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,094,837
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	889,247
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	875,612
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	608,008
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	834,035
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	617,251
Minnesota State Higher Education Facilities Authority Revenue St Olaf College	4.00	10-1-2046	1,250,000	1,456,997
Minnesota State Higher Education Facilities Authority Revenue St Olaf College	4.00	10-1-2050	1,500,000	1,742,097
Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ)144Aø	0.24	11-1-2037	3,000,000	3,000,000
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,217,968
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	360,000	367,628
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,144,253
Rice County MN Educational Facilities Shattuck-St. Mary's School Project 144A	5.00	8-1-2022	940,000	962,854
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	525,000
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,158,490
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	400,000	464,060
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	125,000	128,426
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	993,124
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	827,277
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	153,314
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,710,561
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	933,566
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,474,274
See accompanying notes to portfolio of investments

2  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of Minnesota State Supported Biomedical Science Series 2011B	5.00%	8-1-2036	$1,000,000	$ 1,014,834
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	523,359
				44,476,515
GO revenue: 20.14%
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	252,752
Elk River MN Sales Tax Series A	3.00	12-1-2044	2,000,000	2,130,549
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured)¤	0.00	2-1-2032	1,305,000	1,012,569
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured)¤	0.00	2-1-2033	1,145,000	851,307
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	556,986
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,469,241
Hennepin County MN Series A	5.00	12-1-2029	2,160,000	2,874,367
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	184,251
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	219,207
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,445,421
Minnesota Trunk Highway Series A	5.00	8-1-2032	1,585,000	2,073,863
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	299,830
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,037,561
North St. Paul and Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	3,251,509
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,807,148
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,536,272
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,694,182
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,084,577
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	472,198
St. Cloud MN Series A	4.00	2-1-2028	460,000	539,132
St. Cloud MN Series A	4.00	2-1-2029	475,000	552,851
St. Cloud MN Series A	4.00	2-1-2030	495,000	572,350
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	526,061
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	238,584
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,003,376
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	499,498
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00%	2-1-2032	$ 530,000	$ 597,955
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	624,596
				36,408,193
Health revenue: 16.95%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	844,359
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	561,257
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	334,308
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	764,142
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,979,921
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	757,898
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,005,871
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	716,025
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	587,887
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	584,565
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,308,444
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,221,526
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,309,109
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,191,115
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	618,706
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	667,344
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	566,061
Rochester MN Healthcare Facilities Mayo Clinic ø	0.05	11-15-2047	700,000	700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	804,552
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	783,507
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	802,292
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,361,177
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,355,706
St. Cloud MN Health Care Revenue Centracare Health System Series A	5.00	5-1-2028	300,000	356,777
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	125,342
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	683,046
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,200,816
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	520,000	609,405
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,333,713
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	503,113
				30,637,984
See accompanying notes to portfolio of investments

4  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 5.81%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00%	8-1-2032	$ 860,000	$ 905,885
Minnesota HFA Series D (SIFMA Municipal Swap+0.43%)(GNMA/FNMA/FHLMC Insured)±	0.48	1-1-2045	1,000,000	1,002,927
Minnesota Housing Finance Agency Rental Bond Series 2019C	1.60	8-1-2021	1,475,000	1,476,225
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	10,000	10,082
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	1-1-2028	775,000	799,751
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	7-1-2028	610,000	628,041
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,909,220
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	571,914
Minnesota Housing Finance Agency State Appropriation Housing	4.00	8-1-2031	300,000	361,243
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ)ø	0.04	11-1-2035	2,840,000	2,840,000
				10,505,288
Miscellaneous revenue: 17.10%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,116,990
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	288,976
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	286,973
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	338,817
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	751,192
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	467,423
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	866,737
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	847,398
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	311,558
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	319,176
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	326,744
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,008,793
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,085,936
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,085,375
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,097,383
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	479,742
Minnesota Rural Water Finance Authority Public Projects Construction Notes	0.25	8-1-2022	2,750,000	2,750,157
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00%	2-1-2025	$ 205,000	$ 221,964
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,577,128
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,167,481
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,720,652
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	559,006
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,109,846
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	243,501
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	142,046
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	240,224
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	574,768
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	401,485
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	287,147
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	296,794
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	300,628
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	887,806
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,609,404
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,136,843
				30,906,093
Resource recovery revenue: 0.76%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,368,071
Tax revenue: 0.90%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,617,894
Transportation revenue: 0.94%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	562,545
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	580,371
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	558,973
				1,701,889
Utilities revenue: 8.22%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,548,382
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	753,467
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	470,863
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	614,211
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	413,234
See accompanying notes to portfolio of investments

6  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Northern Minnesota Municipal Power Agency Series 2017		5.00%	1-1-2041	$ 400,000	$ 463,209
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	354,666
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	281,481
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	606,804
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2032	700,000	896,860
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2033	560,000	714,523
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2034	615,000	781,580
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2023	200,000	212,316
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2027	100,000	111,263
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2034	225,000	237,268
St. Paul MN Port Authority District Energy Revenue Series 1		4.00	10-1-2028	400,000	465,019
St. Paul MN Port Authority District Energy Revenue Series 1		4.00	10-1-2041	500,000	552,071
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,689,283
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,078,868
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,189,847
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,411,593
					14,846,808
					177,400,870
Virgin Islands: 0.21%
Tax revenue: 0.21%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	375,000	386,046
Total Municipal obligations (Cost $170,902,390)					178,499,606
Total investments in securities (Cost $170,902,390)	98.76%				178,499,606
Other assets and liabilities, net	1.24				2,235,938
Total net assets	100.00%				$180,735,544

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments

8  |  Wells Fargo Minnesota Tax-Free Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$178,499,606	$0	$178,499,606
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

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